Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 654,488	$ 49,658
Prepaid expenses	178,037
Total current assets	832,525	49,658
Deferred offering costs		162,500
Marketable Securities held in Trust Account	145,998,591
Total assets	146,831,116	212,158
Current liabilities
Accounts payable and accrued expenses	1,561,966	162,500
Payable to related party	99,641	8,279
Income taxes payable	309,000
Note payable - related party		50,000
Total liabilities	1,970,607	220,779
Class A common stock subject to possible redemption; 13,820,208 shares (at redemption value of approximately $10.12 per share)	139,860,505
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	4,999,670
Retained earnings (deficit)	(127)	(8,980)
Total stockholders' equity (deficit)	5,000,004	(8,621)
Total liabilities and stockholders' equity (deficit)	146,831,116	212,158
Common Class A
Stockholders' equity (deficit):
Common stock	102
Total stockholders' equity (deficit)	102
Common Stock B
Stockholders' equity (deficit):
Common stock	359	359
Total stockholders' equity (deficit)	$ 359	$ 359